Leasing Activity, Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Fixed lease expense – operating leases	$ 971	$ 990	$ 1,022
Variable lease expense	271	268	277
Other	(43)	(52)	(37)
Total lease costs	$ 1,199	$ 1,206	$ 1,262